SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2016
SUBSEQUENT EVENT [Abstract]
SUBSEQUENT EVENT
24.	SUBSEQUENT EVENT

Long-term investment

(1)
In January 2017, the Company purchased additional common shares of Beijing Cai Qiu Shi Ji Technology Development Co., Ltd. ("Caiqiu"),  a cost method investee of the Company, with a consideration of $1,462 from one of Caiqiu's shareholder. As a result, the Company’s equity ownership increased to 15%.

(2)	In January 2017, the Company purchased common shares of Shanghai Sinceme Networking and Technology Co. Ltd. ("Sinceme") with a consideration of $2,939 from one of Sinceme's shareholder.

(3)
In January 2017, the Company purchased additional common shares issued by Shenzhen Xing Tu Zhi Kong Technology Co., Ltd, a cost method investee of the Company, with a consideration of $4,321. As a result, the Company’s equity ownership increased to 16.06%.

(4)	In January 2017, the Company provided a loan of $1,440 to Kuwei Optics Technology (Shanghai) Co., Ltd., a subsidiary of an equity method investee of the Company.

(5)	In February 2017, the Company purchased a convertible promissory note with a consideration of $2,000 from Plum Inc., an equity method investee of the Company.

(6)	In April 2017, the Company disposed 5,719,986 preferred shares of SoFi for total net proceeds of $91,926.

(7)
From February 2017 to April 2017, due to capital commitments, the Company made investments of $400, $120 and $90 to 11.2 Capital I, L.P., Arbor Venture Fund I, L.P. and Social Leverage Capital Fund II, L.P., respectively.